Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,237,865	$ 1,664,457	$ 3,355,409	$ 3,926,821